INCOME TAXES	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 7 – INCOME TAXES

The Company follows ASC 740-10-10, under which an entity recognizes deferred tax assets and liabilities for future tax consequences or for events that were previously recognized in the Company’s financial statements or tax returns. The measurement of deferred tax assets and liabilities is based on enacted tax law provisions. The effects of future changes in tax laws or rates are not anticipated. As of June 30, 2015, the Company operated exclusively in Australia. The Company was wholly subject to Australia income tax laws and regulations, which are administered by the Australian Taxation Office for the years ended June 30, 2015 and 2014 and all prior years.

On November 23, 2010, Propanc Health Group Corporation was incorporated in the state of Delaware. In January 2011, Propanc Health Group Corporation acquired all of the outstanding shares of Propanc PTY LTD on a one-for-one basis making it a wholly-owned subsidiary. As a result of these transactions, the Company is subject to the income tax laws of both the United States and Australia for the years ended June 30, 2015 and 2014. For the years ended June 30, 2015 and 2014, all the Company’s loss before income taxes resulted entirely from its Australian activities and its taxable loss was only subject to Australian tax law.

At June 30, 2015, the Company has a net operating loss (“NOL”) for Australian tax purposes only, that approximates $12,486,000. Consequently, the Company may have NOL carryforwards available for income tax purposes, which will continue to be available until they are recovered through earning taxable income.  Deferred tax assets would arise from the recognition of anticipated utilization of these net operating losses to offset future taxable income. The NOL is subject to a reduction of $1,527,228 for research and development credits granted by the Australian Taxation Office through June 30, 2015.

The components for the provision for income taxes are as follows:

	Year Ended
	June 30,	June 30,
	2015	2014

Current Taxes	$(77,470)	$(48,267)
Deferred Taxes	-	-
Income Taxes Expense (Benefit)	$(77,470)	$(48,267)

The items accounting for the difference between income taxes at the Australia statutory rate and the provision for income taxes are as follows:

	Year Ended
	June 30,		June 30,
	2015		2014
		Impact on		Impact on
	Amount	Rate	Amount	Rate

Income Tax Expense (Benefit) at Australia Statutory Rate	$(672,087)	(19.26)%	$(274,229)	(31.24)%

Expenses Paid by Parent on Behalf of Foreign Subsidiary	156,410	4.48%	92,480	10.54%

R&D Refundable Tax Credit	(77,470)	(2.22)%	(48,267)	(5.50)%

Reduction of NOL Carryforward Due to R&D Tax Credit	77,470	2.22%	48,267	5.50%

Change in Deferred Tax Valuation Allowance	(355,636)	(10.19)%	260,533	29.68%

Foreign Exchange Rate Changes	793,843	22.74%	(127,051)	(14.47)%

Total Income Tax Expense (Benefit)	$(77,470)	(2.22)%	$(48,267)	(5.50)%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's net deferred income taxes are as follows:

	June 30,	June 30,
	2015	2014
Current Deferred Tax Assets
Warrant Derivative Liability	$88,204	$28,209
Provision for Annual Leave	21,426	18,848
Superannuation	-	3,815
Total Current Deferred Tax Assets	$109,630	$50,872

Current Deferred Tax Liabilities
Prepaid Investor Services	$-	$-
Prepaid Expenses	-	-
Prepaid Insurance	-	-
Accounts Payable/Trade Creditors	-	-
Patent Costs	-	-
Total Current Deferred Tax Liabilities	$-	$-

Non-Current Deferred Tax Assets
Prepaid Investor Services	$185,025	$751,917
Capital Raising Costs	23,261	28,622
Legal Costs	23,583	29,019
Intellectual Property	11,612	14,288
Patent Costs	59,995	59,473
Formation Expense	7,117	8,757
Net Operating Loss Carryover	3,426,149	3,259,060
Foreign Exchange Loss (OCI)	(30,290)	90,859
Total Non-Current Deferred Tax Assets	3,706,452	4,241,995
Deferred Tax Valuation Allowance	(3,816,082)	(4,292,867)
Total Non-Current Deferred Tax Assets	(109,630)	(50,872)

Total Deferred Tax Assets (Net)	$-	$-

Management has determined that the realization of the net deferred tax asset is not assured and has created a valuation allowance for the entire amount of such benefits.

The Company follows ASC 740-10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements.  Recognition involves a determination whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of June 30, 2015 the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended June 30, 2015 and 2014. The Company did not recognize any interest or penalties during fiscal 2015 or 2014 related to unrecognized tax benefits.

The income tax returns filed for the tax years from inception will be subject to examination by the relevant taxing authorities.